UNITED STATES
			  SECURITIES AND EXCHANGE COMMISSION
				 Washington, D.C. 20549

				       FORM 13F

				 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Beacon Asset Management, LLC
	50 Milk Street
	Boston, MA 02109-5003

13F File Number: 028-05183

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Managers:
Name:	John K. Beeten
Title:	President
Phone:	(617) 263-2420
Signature, Place, and Date of Signing:
John K. Beeten Boston, Massachusetts	April 29, 2002

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		49

Form 13F Information Table Value Total:		$98,783

List of Other Included Managers: 		NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO COM        COM              025816109     2750 67150.000SH       SOLE                52150.000         15000.000
AMERICAN INTL GROUP COM        COM              026874107     4290 59462.000SH       SOLE                46462.000         13000.000
ANALOG DEVICES INC COM         COM              032654105     2804 62254.000SH       SOLE                45254.000         17000.000
AOL TIME WARNER                COM              00184A105     2327 98386.000SH       SOLE                84386.000         14000.000
APPLIED MATERIALS INC COM      COM              038222105     1408 25950.000SH       SOLE                25950.000
BANK OF AMERICA CORP COM       COM              060505104      358 5268.000 SH       SOLE                 5268.000
BELLSOUTH CORP COM             COM              079860102      454 12330.000SH       SOLE                12330.000
BP PLC SPONSORED ADR           COM              055622104      331 6234.000 SH       SOLE                 6234.000
BRISTOL-MYERS SQUIBB           COM              110122108     2190 54080.000SH       SOLE                44280.000          9800.000
CELESTICA INC SUB VTG SHS      COM              15101Q108      560 15450.000SH       SOLE                15450.000
CISCO SYSTEMS                  COM              17275R102     2922 172570.000SH      SOLE               138570.000         34000.000
CITIGROUP INC COM              COM              172967101     5925 119654.000SH      SOLE                94854.000         24800.000
CVS CORP COM                   COM              126650100     2552 74337.000SH       SOLE                62337.000         12000.000
EMC CORP. MASS                 COM              268648102     2166 181710.000SH      SOLE               143710.000         38000.000
EXXON MOBIL CORPORATION        COM              30231g102     1053 24026.000SH       SOLE                24026.000
FANNIE MAE                     COM              313586109     4395 55025.000SH       SOLE                42025.000         13000.000
FIRST DATA CORP COM            COM              319963104      445 5100.000 SH       SOLE                 5100.000
FLEET BOSTON FINANCIAL CORP    COM              339030108     5009 143101.000SH      SOLE               119101.000         24000.000
GENERAL ELEC CO COM            COM              369604103     3278 87519.000SH       SOLE                87519.000
GOLDMAN SACHS GROUP            COM              38141G104      830 9200.000 SH       SOLE                 9200.000
HOME DEPOT INC COM             COM              437076102     3465 71286.000SH       SOLE                48286.000         23000.000
I2 TECHNOLOGIES INC COM        COM              465754109       93 18300.000SH       SOLE                18300.000
INTEL CORP                     COM              458140100     1948 64060.000SH       SOLE                44560.000         19500.000
INTERNATIONAL BUSINESS MACHINE COM              459200101     4807 46225.000SH       SOLE                33225.000         13000.000
JOHNSON & JOHNSON              COM              478160104     5677 87398.000SH       SOLE                72398.000         15000.000
JP MORGAN CHASE & CO           COM              46625H100     1589 44568.000SH       SOLE                44568.000
LILLY ELI COMPANY              COM              532457108      659 8650.000 SH       SOLE                 8650.000
LOWES COS INC COM              COM              548661107     2569 59082.000SH       SOLE                50082.000          9000.000
MCDATA CORPORATION - CLASS A   COM              580031201     1551 130633.000SH      SOLE                99933.000         30700.000
MERCK & CO INC COM             COM              589331107     1612 27990.000SH       SOLE                19190.000          8800.000
MERRILL LYNCH & CO INC COM     COM              590188108      977 17650.000SH       SOLE                11650.000          6000.000
MICROSOFT CORP.                COM              594918104     4254 70543.000SH       SOLE                61643.000          8900.000
MIDCAP SPDR TRUST SERIES 1     COM              595635103      252 2550.000 SH       SOLE                 2550.000
NASDAQ 100 TR UIT              COM              631100104      373 10350.000SH       SOLE                10350.000
NOKIA CORP SPONSORED ADR       COM              654902204     1923 92700.000SH       SOLE                69000.000         23700.000
PFIZER INC COM                 COM              717081103     4178 105130.000SH      SOLE                83130.000         22000.000
SAFEWAY INC COM NEW            COM              786514208     1904 42300.000SH       SOLE                29300.000         13000.000
SBC COMMUNICATIONS INC COM     COM              78387G103      733 19588.000SH       SOLE                19588.000
SCHERING-PLOUGH CORP.          COM              806605101     1086 34700.000SH       SOLE                24700.000         10000.000
STANDARD & POOR'S DEP RECPT TR COM              78462F103      681 5950.000 SH       SOLE                 5950.000
STAPLES INC COM                COM              855030102     1202 60200.000SH       SOLE                60200.000
STATE STR CORP COM             COM              857477103      566 10220.000SH       SOLE                10220.000
TARGET CORP                    COM              87612e106      599 13885.000SH       SOLE                 4385.000          9500.000
TERADYNE INC COM               COM              880770102      244 6200.000 SH       SOLE                 6200.000
TEXAS INSTRS INC COM           COM              882508104     1499 45300.000SH       SOLE                29000.000         16300.000
TYCO INTL LTD NEW COM          COM              902124106     4163 128800.000SH      SOLE               106800.000         22000.000
VARIAN MEDICAL SYSTEMS INC     COM              92220p105     2037 49800.000SH       SOLE                40100.000          9700.000
WAL MART STORES INC COM        COM              931142103      837 13649.000SH       SOLE                13649.000
ZIMMER HOLDINGS INC            COM              98956P102     1256 36876.000SH       SOLE                22876.000         14000.000